Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Schedule of segments

						Eliminations and
	Network		Cloud and	Nokia	Group Common	unallocated	Nokia
EURm	Infrastructure(1)	Mobile Networks	Network Services	Technologies	and Other	items(2)	Group
2022
Net sales to external customers	9 044	10 658	3 350	1 583	276	–	24 911
Net sales to other segments	3	13	1	12	19	(48)	–
Operating profit/(loss)	1 102	940	177	1 208	(318)	(791)	2 318
Share of results of associated companies and joint ventures	–	(11)	6	(8)	–	(13)	(26)
Financial income and expenses							(108)
Profit before tax							2 184

Other segment items
Depreciation and amortization	(229)	(347)	(91)	(34)	(28)	(411)	(1 140)
2021
Net sales to external customers	7 673	9 711	3 088	1 490	240	–	22 202
Net sales to other segments	1	6	1	12	17	(37)	–
Operating profit/(loss)	784	765	166	1 185	(125)	(617)	2 158
Share of results of associated companies and joint ventures	(1)	6	6	(2)	–	–	9
Financial income and expenses							(241)
Profit before tax							1 926

Other segment items
Depreciation and amortization	(208)	(338)	(95)	(33)	(30)	(391)	(1 095)
2020
Net sales to external customers	6 735	10 394	3 086	1 389	250	(2)	21 852
Net sales to other segments	1	4	1	13	19	(38)	–
Operating profit/(loss)	457	819	(67)	1 123	(251)	(1 196)	885
Share of results of associated companies and joint ventures	(1)	22	5	1	(5)	–	22
Financial income and expenses							(164)
Profit before tax							743

Other segment items
Depreciation and amortization	(200)	(347)	(114)	(39)	(25)	(407)	(1 132)

(1)   Includes IP Networks net sales of EUR 3 063 million (EUR 2 679 million in 2021 and EUR 2 585 million in 2020), Optical Networks net sales of EUR 1 891 million (EUR 1 708 million in 2021 and EUR 1 695 million in 2020), Fixed Networks net sales of EUR 2 943 million (EUR 2 358 million in 2021 and EUR 1 759 million in 2020) and Submarine Networks net sales of EUR 1 150 million (EUR 929 million in 2021 and EUR 697 million in 2020).

(2)   Unallocated items comprise costs related to the intangible asset amortization and other purchase price fair value adjustments, goodwill impairments, restructuring related charges and certain other items.

Material reconciling items between total segment operating profit and operating profit for the Group

EURm	2022	2021	2020
Total segment operating profit	3 109	2 775	2 081
Amortization of acquired intangible assets	(411)	(391)	(407)
Restructuring and associated charges	(177)	(263)	(651)
Costs associated with country exit	(98)	–	–
Impairment and write-off of assets, net of reversals	(97)	(45)	(241)
Settlement of legal disputes	–	80	–
Gain on sale of fixed assets	–	53	–
Gain on defined benefit plan amendment	–	–	90
Other	(8)	(51)	13
Operating profit for the Group	2 318	2 158	885

Schedule of geographic location information

	Net sales(1)
EURm	2022	2021	2020
Finland(1)	1 697	1 605	1 480
United States	7 949	6 791	6 792
India	1 283	1 022	945
Japan	904	1 030	904
Other	13 078	11 754	11 731
Total	24 911	22 202	21 852
(1)	Net sales to external customers by country are based on the location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Finland.

Major customers

As is typical for our industry, Nokia’s net sales are largely driven by multi-year customer agreements with a limited number of significant customers. Net sales from Nokia’s largest customer were 10% (11% in 2021 and 11% in 2020) of net sales to external customers. Net sales from the largest customer were reported by Networks Infrastructure, Mobile Networks, Cloud and Network Services as well as Group Common and Other.

Non-current assets by country

Non-current assets(1)
EURm	2022	2021
Finland	1 365	1 348
United States	5 032	5 083
France	2 180	2 029
Other	1 297	1 399
Total	9 874	9 859

(1) Consists of goodwill and intangible assets, property, plant and equipment and right-of-use assets.